Borrowings (Tables)	12 Months Ended
Dec. 31, 2024
Borrowings.
Schedule of composition of borrowings

	2024			2023
	Current £m	Non-current £m	Total £m	Current £m	Non-current £m	Total £m
Loan and overdrafts	(43)	(290)	(333)	(60)	–	(60)
Lease liabilities	(50)	(73)	(123)	(48)	(89)	(137)
Non-voting preference shares	–	(25)	(25)	–	(25)	(25)
Bonds	(1,394)	(8,252)	(9,646)	(548)	(8,686)	(9,234)
Total	(1,487)	(8,640)	(10,127)	(656)	(8,800)	(9,456)

	Carrying value
Bonds[1]	2024 £m	2023 £m
USD 700m 3.024% Mar 2024	–	548
USD 1,750m 3.125% Mar 2025	1,394	1,336
EUR 850m 1.250% Mar 2026	694	707
USD 2,000m 3.375% Mar 2027	1,587	1,561
EUR 750m 2.875% Sep 2028	620	–
GBP 300m 2.875% Oct 2028	299	299
USD 1,000m 3.375% Mar 2029	785	775
EURO 750m 1.750% Mar 2030	620	650
USD 2,000m 3.625% Mar 2032	1,558	1,551
GBP 300m 4.625% Sep 2033	298	–
EUR 750m 2.125% Mar 2034	617	646
GBP 400m 3.375% Mar 2038	398	398
USD 1,000m 4.000% Mar 2052	776	763
Total	9,646	9,234
1 These instruments contain a variety of different features including early redemption options, call options, put options and mandatory early redemption options, which depend on different triggering events such as change in control, change in laws, regulations and tax law. These features are considered embedded derivatives. These features have not been accounted for separately from the instruments as they are considered closely related to the bonds.

Schedule of maturity analysis of lease liabilities

	2024 £m	2023 £m
Due within one year	(50)	(48)
Due between one and two years	(36)	(36)
Due between two and three years	(19)	(25)
Due between three and four years	(9)	(14)
Due between four and five years	(6)	(7)
Due after five years	(3)	(7)
Total	(123)	(137)

Schedule of movement in financial liabilities to cash flow statement

	At 1 January 2024 £m	Cash flows £m	Foreign exchange £m	Fair value adjustments, interest on derivatives and reclassification £m	At 31 December 2024 £m
Reconciliation of movement in liabilities to cash flow statement
Long-term borrowings	(8,711)	(1,214)	16	1,342	(8,567)
Short-term borrowings	(558)	562	(27)	(1,371)	(1,394)
Lease liabilities	(137)	60	3	(49)	(123)
Derivative financial instruments	(102)	8	(1)	65	(30)
Total financial liabilities arising from financing activities	(9,508)	(584)	(9)	(13)	(10,114)
Cash and cash equivalents net of bank overdrafts	994	1,292	(79)	–	2,207
Total	(8,514)	708	(88)	(13)	(7,907)

	At 1 January 2023 £m	Cash flows £m	Foreign exchange £m	Fair value adjustments, interest and other movements £m	At 31 December 2023 £m
Reconciliation of movement in liabilities to cash flow statement
Long-term borrowings	(9,886)	243	412	520	(8,711)
Short-term borrowings	(320)	310	15	(563)	(558)
Lease liabilities	(161)	55	8	(39)	(137)
Derivative financial instruments	(112)	72	–	(62)	(102)
Total financial liabilities arising from financing activities	(10,479)	680	435	(144)	(9,508)
Cash and cash equivalents net of bank overdrafts	611	398	(15)	–	994
Total	(9,868)	1,078	420	(144)	(8,514)